GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine		$ 6.9
Costs related to disposal of property		5.3
Insurance receivable		9.1
Loss due to fire recognized in the General and Administrative		3.1
Maximum exposure to insurance losses		3.1
Insurance proceeds received	$ 2.0